Shareholder Report, Average Annual Return (Details) 74200174600_Franklin Retirement Advantage Plus Maturity Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.30%	4.55%	3.82%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	8.69%	3.92%	4.98%